Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,252,000
Previously Paid Amount	0.00
Total Fee Amount	650.98
Total Offset Amount	0.00
Net Fee	650.98
Narrative - Max Aggregate Offering Price	$ 4,252,000
Final Prospectus	true